Cover	May 25, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 25, 2021
Entity File Number	001-38818
Entity Registrant Name	CarLotz, Inc.
Entity Central Index Key	0001759008
Entity Tax Identification Number	83-2456129
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	611 Bainbridge Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23224
City Area Code	804
Local Phone Number	728-3833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	LOTZ
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for Class A common stock at an exercise price of $11.50 per share
Trading Symbol	LOTZW
Security Exchange Name	NASDAQ